Employee benefits (Details 17) - Industrias Quimica Falcon de Mexico [Member] ₨ in Millions	12 Months Ended
Mar. 31, 2018 INR (₨)
During the year ended March 31, 2019 (estimated)
Disclosure Of Expected Contribution To Post Employment Benefit Plans [Abstract]
Expected Contribution	₨ 36
March 31, 2019
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	3
March 31, 2020
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	6
March 31, 2021
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	8
March 31, 2022
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	11
March 31, 2023
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	13
Thereafter
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	₨ 607